NOTES RECEIVABLE, INTERMEX HOLDINGS, INC. (FY) (Details) - Intermex Holdings, Inc. and Subsidiaries [Member] - USD ($)	11 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Notes Receivable from Agents [Abstract]
Notes receivable, current	$ 740,068
Allowance	(434,210)
Net current	305,858
Notes receivable, long-term	608,396
Allowance	(248,432)
Net long-term	359,964
Notes collateralized amount	1,079,364	$ 789,163
Maturities of Notes Receivable [Abstract]
Under 1 year	740,068
Between 1 and 2 years	564,516
Between 2 and 3 years	43,880
Total	$ 1,348,464
Minimum [Member]
Notes Receivable from Agents [Abstract]
Interest rate on notes receivable	0.00%
Maximum [Member]
Notes Receivable from Agents [Abstract]
Interest rate on notes receivable	20.00%
Predecessor Company [Member]
Notes Receivable from Agents [Abstract]
Notes receivable, current		525,440
Allowance		(313,696)
Net current		211,744
Notes receivable, long-term		444,981
Allowance		(209,259)
Net long-term		$ 235,722